TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current taxes	$ 7,624	$ 13,778	$ 13,966
Deferred taxes	(3,064)	(6,376)	(963)
Income tax expense	4,560	7,402	13,003
Domestic	2,726	3,838	8,319
Foreign	1,834	3,564	4,684
Taxes in respect of prior years	$ 4,560	$ 7,402	$ 13,003